NOTIFICATION OF REPURCHASE OFFER PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number 811-07946 Date of Notification: June 1, 2006

2.	Exact name of investment company as specified in registration statement:

EV Classic Senior Floating-Rate Fund

3.	Address of principal executive office:

255 State Street Boston, Massachusetts 02109

A.	[ X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Alan R. Dynner

Alan R. Dynner
Secretary

If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is a legally required notification of the scheduled quarterly tender.

June 1, 2006

Dear EV Classic Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund’s next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is a legally required notification of the scheduled quarterly tender. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

The tender offer period will begin on June 1 and end on June 22, 2006. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund’s scheduled quarterly tender offers.

Should you wish to sell any of your shares during this tender offer period, all you have to do is contact your financial consultant or broker and tell him or her to process the tender offer transaction for you. You may be charged a transaction fee for this service by your financial consultant or broker.

All requests to tender shares must be received in good order by June 22, 2006.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or call your financial consultant or broker.

Sincerely,

Eaton Vance Shareholder Services

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If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is a legally required notification of the scheduled quarterly tender.

June 1, 2006

Dear EV Classic Senior Floating-Rate Fund Shareholder:

This notice is to inform you of the dates for your Fund’s next quarterly tender offer. If you are not interested in selling your shares at this time, you do not have to do anything and can disregard this notice. This is a legally required notification of the scheduled quarterly tender. Rest assured that we will contact you again next quarter to remind you of your redemption privilege.

The tender offer period will begin on June 1 and end on June 22, 2006. The purpose of this tender offer (also known as a repurchase offer) is to provide liquidity to shareholders. Fund shares can be redeemed by tender offer only during one of the Fund’s scheduled quarterly tender offers.

If you wish to sell your shares for cash during this tender period, you can do so in one of three ways as follows:

1.	Complete the attached Tender Request Form and return it with any outstanding share certificates to the Fund’s transfer agent, PFPC Inc. by June 22, 2006.

2.	Telephone 1-800-262-1122, and place your order for up to $100,000. The proceeds of this request MUST BE SENT to your address of record and the check will be made payable exactly as the account is registered. This does not apply to any PFPC Trust Company Retirement Accounts.

3.	You may telephone your financial consultant or broker and have them effect the transaction for you through their affiliated Securities Firm.

If you have a PFPC Trust Company Retirement Account and want or need to take a distribution, it must be done at this time by completing the Eaton Vance Retirement Plan Distribution Form.

All documentation must be received in good order by June 22, 2006.

Please refer to the enclosed Repurchase Offer Document if you have any questions, or you can also call us at 1-800-262-1122.

Sincerely,

Eaton Vance Shareholder Services

TENLTR

This form must be received by June 22, 2006 if you want to sell shares of EV Classic Senior Floating-Rate Fund.

TENDER REQUEST FORM

Return to:	PFPC Inc., Eaton Vance Group, P.O. Box 9653,
Providence, RI 02940-9653
Overnight Mail:	101 Sabin Street, Pawtucket, RI 02860

Please tender the shares designated below at a price equal to their net asset value per share (NAV) on the last day of the period in which the shares are offered for repurchase.

EV Classic Senior Floating-Rate Fund

Names of Registered Shareholder(s): ____________________________________________________________
(please fill in EXACTLY as registered)
____________________________________________________________

____________________________________________________________

____________________________________________________________

Account Number: __________________

Daytime Telephone: ________________

Shares Tendered: (Please check all applicable and SIGN ON REVERSE SIDE)

____ Partial Tender	- Please tender __________ shares from my account.

____ Full Tender	- Please tender all shares, both issued and unissued, from my account.

____ Dollar Amount	- Please tender enough shares to net $ __________ , after any early withdrawal charges.

____ Exchange	- Please exchange the shares tendered above for shares of the _________________ Fund. (By choosing this option, you certify receipt of a current prospectus for such Fund.)

PLEASE NOTE: If you are tendering shares represented by certificates, you must include the certificates with this request and list them below. Any certificates which are not delivered will be excluded from the shares tendered.

Certificate Number(s)	Issue Date	Number of shares

______________________	_____________	________________

Payment and Delivery Instructions:

The check will be issued in the name of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions: __________________________________________________________________________

____________________________________________________________________________

IMPORTANT: PLEASE SIGN THE REVERSE SIDE OF THIS FORM

Early Withdrawal Charge Waiver:

_____ Check this option if shares were sold to Eaton Vance, or its affiliates or to their respective employees or clients; or for shares repurchased as part of a required distribution from a tax sheltered retirement plan, provided that the aggregate amount of such repurchase does not exceed 12% of the account balance. Refer to details in the Fund prospectus in effect when the shares were purchased.

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

* Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

* If the shares are held of record by two or more joint holders, All Must Sign.

* If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

* If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to PFPC Inc. of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:

* This Tender Request Form is signed by the registered holder(s) of the shares, and

* There is no change of registration of any remaining shares, and

* The payment of the tender proceeds and certificates for any remaining shares are to be sent to the registered owner of the shares at the address shown in the share registration, and

* The tender offer proceeds will be less than or equal to $100,000.

IN ALL OTHER CASES, ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) exactly as registered: ___________________________________________________

____________________________________________________

____________________________________________________

Date: _________________

Signature Guaranteed by:

If you have any questions regarding this form, please call 1-800-262-1122 between 8:30 am and 8:00 pm.

Return to:	PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653
Overnight Mail:	101 Sabin Street, Pawtucket, RI 02860

FORMCLASS

EV CLASSIC SENIOR FLOATING-RATE FUND JUNE REPURCHASE OFFER

1.	The Offer. EV Classic Senior Floating-Rate Fund (the “Fund”) is offering to repurchase for cash up to twenty-five percent (25%) of its issued and outstanding shares of beneficial interest (“Shares”) at a price equal to the net asset value (“NAV”) as of the close of the New York Stock Exchange on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below) upon the terms and conditions set forth herein, and the related Notice and Tender Request Form, which together constitute the “Offer”. The purpose of the Offer is to provide liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2.	Net Asset Value. The NAV of the Fund on May 26, 2006 was $9.41 per Share. The NAV can fluctuate. Please call Eaton Vance at 1-800-262-1122 for current price information.

3.	Repurchase Request Deadline. All tenders of Shares for repurchase must be received in proper form by the Fund’s transfer agent, PFPC Inc., on or before 4:00 p.m., Eastern time on June 22, 2006.

4.	Repurchase Pricing Date. The NAV for the repurchase must be determined no later than July 6, 2006; however, the Fund intends to determine NAV on June 22, 2006, if doing so is not likely to result in significant dilution of the price of the Shares, or as soon as such determination can be made thereafter.

5.	Payment for Shares Repurchased. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

6.	Early Withdrawal Charge. An early withdrawal charge of 1% may be imposed on those Shares accepted for repurchase that have been held for less than one year. Please check your holdings and the Fund’s prospectus.

7.	Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to two percent (2%) of the net asset value of Senior Debt Portfolio, the investment company in which the Fund invests. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis.

8.	Withdrawal of Shares to be Repurchased. Shares tendered pursuant to the Offer may be withdrawn at any time prior to 4:00 p.m., Eastern time, on June 22, 2006.

9.	Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Offer only: (A) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (B) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (C) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Notice and Tender Request Form.

For a copy of the Fund’s prospectus or other information, call Eaton Vance at 1-800-262-1122 or contact your financial adviser.

Dated: June 1, 2006

TENOFFER